Accruals, deferred income and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about accruals, deferred income and other liabilities

	2023	2022
	$m	$m
Accruals and deferred income	16,814	12,605
Settlement accounts	28,423	18,178
Cash collateral and margin payables	56,832	70,298
Endorsements and acceptances	7,911	8,379
Employee benefit liabilities (Note 5)	1,160	1,096
Reinsurance contract liabilities	819	748
Lease liabilities	2,813	2,767
Other liabilities	21,834	20,242
At 31 Dec	136,606	134,313
1  Accruals, deferred income and other liabilities include $129,401m (2022: $125,957m) of financial liabilities, the majority of which are measured at amortised cost.
2From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.